REPORTING SEGMENT AND GEOGRAPHIC INFORMATION - Net Sales and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 183	$ 1,608	$ 0
France
Segment Reporting Information [Line Items]
Revenues	11	1,398	0
United States
Segment Reporting Information [Line Items]
Revenues	$ 172	$ 210	$ 0
United States | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	22.00%	18.00%
Israel | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	14.00%	20.00%
United Kingdom | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	64.00%	62.00%